Schedule I — Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (1,023,351)	$ 13
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Allowance for expected credit loss	427
Loss on disposal of equity securities	414,653
Changes in operating assets and liabilities:
Prepayments and other current assets	(72,296)
Accrued expenses and other current liabilities	24,294
Net cash (used in) provided by operating activities	(656,273)	13
Cash flow from investing activities:
Incorporation of subsidiaries	(52)
Subscription of new shares of a subsidiary	(326,923)
Investment in equity securities	(500,000)
Acquisition of a subsidiary	(10,000,000)
Net cash used investing activities	(10,826,975)
Cash flow from financing activities:
Advance from related parties and subsidiaries	1,952,188	6,410
Net proceeds from initial public offering	9,778,479
Payments of offering costs related to initial public offering	(234,047)
Net cash provided by financing activities	11,496,620	6,410
Net increase in cash	13,372	6,423
Cash and cash equivalents at beginning of the year	6,423
Cash and cash equivalents at end of the year	19,795	6,423
Non-cash investing and financing activities:
Dividends directly paid by a subsidiary to shareholders		769,231
Investment in a subsidiary recorded in amounts due to related parties		7
Recognition of deferred initial public offering costs recorded in accrued expenses and other liabilities	$ 40,000